FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Assets and Liabilities
The table below presents the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for each measurement:

	Fair Value as of:
	June 30, 2022
	Balance Sheet Account	Level 1	Level 2	Level 3	Total
Liabilities:
Earnout liabilities	Earnout liabilities	—	—	13,775	13,775
Total liabilities		$—	$—	$13,775	$13,775

Schedule of Fair Value Inputs for Share-Based Compensation
The assumptions used in the Black-Scholes option pricing model, along with the certain other information regarding share-based compensation awards is as follows:

	December 31, 2021	December 31, 2020
Expected volatility (%)	66.00%	45.40%
Expected dividend growth rate (%)	0.00%	0.00%
Risk-free interest rate (%)	0.87%	0.90%
Expected term (years)	3.51	3.51
Weighted average contractual life (years)	3.76	3.50
Weighted average fair value of options granted	$16.80	$16.02
Weighted average exercise price - minimum	$18.12	$11.05
Weighted average exercise price - maximum	$55.25	$30.39
Aggregate intrinsic value of stock options outstanding	$3,047	$27,682
Compensation cost to be recognized for unvested options	$8,505	$5,564
Shareholder compensation expense	$2,565	$996
The earnout liabilities are determined using the monte carlo model, a Level 3 valuation. The significant inputs to the earnout liabilities and private warrant valuations are as follows:

June 30, 2022
Earnout Liabilities
Trigger price	$12.50 to $15.00
Stock price	$5.90 to $8.66
Volatility	90%
Time to maturity	2 years
Risk-free rate	3%
Dividend yield	—